Other net income/(loss) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other net income/(loss)
Net foreign exchange gain/(loss)	¥ 14,041	¥ (114,177)	¥ 14,193
Losses on disposal of property, plants and equipment and intangible assets	(5,614)	(2,317)	(2,526)
Investment income from other investments	63,801	66,837	26,387
Scrap income	11,808	11,242	8,330
Net change in fair value of other investments	5,709	2,968	(1,465)
Litigation compensation	(15,576)
Gains relating to cancellation and modification of lease contracts	13,456
Others			1,078
Others	(317)	(4,960)
Total	¥ 87,308	¥ (40,407)	¥ 45,997